Segmentation of key figures (Details 4) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Restructuring provision [member]
Disclosure of operating segments [line items]
Additions to restructuring provisions	$ (67)	$ (498)	$ (482)	$ (562)
Accumulated depreciation, amortisation and impairment
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	(32)	(237)	(60)	(260)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	40	2	49	5
Impairment loss recognised in profit or loss, intangible assets and goodwill	(455)	(230)	(940)	(267)
Impairment loss recognised in profit or loss, right of use assets				(1)
Acquired research and development [member] | Accumulated depreciation, amortisation and impairment
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill			(300)
Currently marketed products | Accumulated depreciation, amortisation and impairment
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	(300)		(300)
Innovative Medicines | Restructuring provision [member]
Disclosure of operating segments [line items]
Additions to restructuring provisions	(33)	(316)	(411)	(360)
Innovative Medicines | Accumulated depreciation, amortisation and impairment
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	(31)	(236)	(58)	(258)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	39		48	2
Impairment loss recognised in profit or loss, intangible assets and goodwill	(453)	(226)	(926)	(263)
Sandoz | Restructuring provision [member]
Disclosure of operating segments [line items]
Additions to restructuring provisions	(11)	(20)	(16)	(30)
Sandoz | Accumulated depreciation, amortisation and impairment
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	(1)		(2)	(1)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	1	2	1	3
Impairment loss recognised in profit or loss, intangible assets and goodwill	(2)	(4)	(14)	(4)
Impairment loss recognised in profit or loss, right of use assets				(1)
Corporate | Restructuring provision [member]
Disclosure of operating segments [line items]
Additions to restructuring provisions	$ (23)	(162)	$ (55)	(172)
Corporate | Accumulated depreciation, amortisation and impairment
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		$ (1)		$ (1)